Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)			3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 04, 2021	Dec. 31, 2020	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Summary Of Significant Accounting Policies [Line Items]
Increase of warrant liabilities	$ 13,200,000
Federal depository insurance coverage			$ 250,000		$ 250,000
Cash equivalents		$ 0	0		0	$ 0
Unrecognized tax benefits		0	0		0	0
Unrecognized tax benefits, accrued for interest and penalties		$ 0	$ 0		$ 0	$ 0
ASU 2020-06
Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted [true false]			true		true
Change in accounting principle, accounting standards update, adoption date			Jan. 01, 2021		Jan. 01, 2021
Change in accounting principle, accounting standards update, immaterial Effect [true false]			true		true
Initial Public Offering and Private Placement
Summary Of Significant Accounting Policies [Line Items]
Number of shares purchased in calculation of diluted loss per share					13,075,000
Class A Ordinary Shares
Summary Of Significant Accounting Policies [Line Items]
Decrease of Ordinary Shares Subject to Redemption	13,200,000
Increase additional paid in capital	502,000
Increase of accumulated deficit	$ 502,000
Ordinary shares subject to possible redemption		0	(244,574)	31,553,430	31,308,856	0
Maximum [Member] | Common Class B [Member] | Over-Allotment Option [Member]
Summary Of Significant Accounting Policies [Line Items]
Shares forfeited	1,125,000	1,125,000